Investments - Schedule of Investments (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2024
Schedule of Investment [Line Items]
Unlisted ordinary shares		$ 98,360
Listed ordinary shares	43,566	114,626
Total fair value of investments designated at fair value through OCI	$ 43,566	$ 212,986